Income Taxes (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 16, 2022	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Corporate income tax	15.00%
Percentage of excise tax	1.00%
Effective tax rates			17.22%	37.48%	17.48%
Net operating loss carryforwards of federal tax		$ 19,630	$ 19,630
Net operating loss carryforwards of state tax		$ 4,670	4,670
Utilization of taxable income		80.00%
Uncertain tax positions
Income tax penalties and interest accrued